RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
RESTRICTED CASH (Text Block)	7. RESTRICTED CASH The Company's restricted cash at December 31, 2023 consists of $61,989 (December 31, 2022 - $46,001), in credit card security deposits and a reclamation bond.